Operating Segments - Schedule of Segment Performance (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Operating Segments [Line Items]
Segment revenue	[1]	$ 8,417,763	$ 5,227,347	$ 4,253,435
Other income		2,190,696	949,586	844,154
Interest income		11,471	35,066	723
Total income		10,619,930	6,211,999	5,098,312
Segment net profit / (loss) before tax		(71,441,024)	(18,076,077)	(20,028,526)
Operating Segments | Battery Materials
Disclosure Of Operating Segments [Line Items]
Other income		531,850	69,204
Total income		531,850	69,204
Segment net profit / (loss) before tax		(28,538,900)	(11,968,654)
Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Segment revenue	[1]	8,417,763	5,227,347	4,253,435
Other income		1,658,846	798,882	785,154
Interest income		6,042
Total income		10,082,651	6,026,229	5,038,589
Segment net profit / (loss) before tax		(8,730,995)	(63,661)	(853,084)
Operating Segments | Graphite Exploration and Mining
Disclosure Of Operating Segments [Line Items]
Segment net profit / (loss) before tax			(46,424)	(7,426,978)
Unallocated
Disclosure Of Operating Segments [Line Items]
Other income			81,500	59,000
Interest income		5,429	35,066	723
Total income		5,429	116,566	59,723
Segment net profit / (loss) before tax		$ (34,171,129)	$ (5,997,338)	$ (11,748,464)

[1]	[1]See Note 3, Revenue, for segment revenue by product line for the years ended June 30, 2022, 2021 and 2020.